SHARE BASED PAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)

Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000
Exercised	(94,640)	$0.60	-
Granted	1,850,000	0.88	-

Balance outstanding at December 31, 2015	6,675,360	$1.08	$2,588,702

Balance exercisable at December 31, 2015	4,272,279	$1.16	$1,637,490

		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)
Balance, March 31, 2013	-	-
Granted	3,230,031	$0.0003	$-

Balance, March 31, 2014	3,230,031	$0.0003	$-
Granted	4,920,000	$1.14	$-
Exercised	(3,230,031)	$0.0003	$-

Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000

Balance exercisable at March 31, 2015	2,015,001	$1.41	$7,757,667

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Options
		outstanding
		remaining			Number of
Number of		contractual life	Exercise	Grant date fair	options
options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	3.46	$0.60	$0.23	2,346,667
155,360	June 20, 2019	3.46	$0.60	$0.23	124,110
100,000	July 14, 2017	1.54	$2.52	$1.06	100,000
450,000	December 8, 2019	3.94	$2.92	$1.65	450,000
100,000	December 8, 2019	3.94	$2.92	$1.49	66,667
400,000	December 8, 2019	3.94	$2.96	$1.56	300,000
100,000	March 16, 2020	4.21	$3.20	$1.61	33,334
50,000	August 15, 2015	4.62	$0.98	$0.39	16,667
750,000	October 21, 2020	4.81	$0.87	$0.33	187,500
550,000	October 28, 2020	4.83	$0.84	$0.44	550,000
400,000	October 28,2020	4.83	$0.84	$0.36	64,000
100,000	December 31, 2020	5.00	$1.24	$0.50	33,334
6,675,360					4,272,279

		Options
		outstanding
		remaining
		contractual life	Exercise	Grant date fair	Number of options
Number of options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	4.22	$0.60	$0.23	1,173,333
250,000	June 20, 2019	4.22	$0.60	$0.23	125,000
100,000	July 14, 2017	2.29	$2.52	$1.06	100,000
450,000	December 8, 2019	4.69	$2.92	$1.65	450,000
100,000	December 8, 2019	4.69	$2.92	$1.49	33,334
400,000	December 8, 2019	4.69	$2.96	$1.56	100,000
100,000	March 16, 2020	4.96	$3.20	$1.61	33,334
4,920,000					2,015,001

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31, 2015	December 31, 2014

Stock price	$0.822	$1.33
Exercise Price	$0.878	$1.10
Expected life	3.6 years	3.9 years
Expected volatility	67.85%	67.85%
Risk – free interest rate	0.84%	1.32%
Dividend rate	0.00%	0.00%

		March 31, 2015	March 31, 2014
Stock Price	CAD$	0.50 - 3.18	0.27
Exercise Price	CAD$	0.60 - 3.20	0.0003
Risk-free interest rate (%)		0.53 - 1.42	1.20 - 1.65
Dividend yield (%)		0.00	0.00
Expected volatility (%)		67.85	97.73 - 116.82
Expected option life (years)		3.00 - 5.00	4.33 - 5.00

Schedule of Non-Employee Share-based Compensation Arrangements Fair Values [Table Text Block]
	Nine months ended December 31, 2015 $	Nine months ended December 31, 2014 $

Fair value of non-employee options, beginning of the period	1,581,444	-
Issuance	-	767,879
Reallocation of vested non-employee options	690,885	42,227
Change in fair value of non-employee stock options during the period	(725,520)	739,375

Fair value of non-employee options, end of the period	1,546,809	1,549,481

	2015	2014
	$	$

Fair value of non-employee options, beginning of the period	-	-
Fair value of non-employee options, at issuance	767,879	-
Reallocation of vested non-employee options	74,190
Change in fair value of non-employee stock options during the period	739,375	-

Fair value of non-employee options, end of the period	1,581,444	-

Share-Based Payments Classified in the Companys Statement of Loss [Table Text Block]
	Three months ended December 31, 2015 $	Nine months ended December 31, 2015 $	Three months ended December 31, 2014 $	Nine months ended December 31, 2014 $

Consulting fees	(36,300)	(45,199)	871,269	1,033,200
Research and development	315,031	57,550	239,463	578,120
Wages and salaries	52,737	419,635	(77,784)	359,025

	331,468	431,986	1,032,948	1,970,345

	2015	2014	2013
	(restated) $	$	$

Consulting fees	1,167,281	807,157	4,250,000
Research and development	721,601	-	4,250,000
Wages and salaries	451,994	-

	2,340,876	807,157	8,500,000

Schedule of Warrants, Fair Values [Table Text Block]
	Nine months ended December 31, 2015 $	Nine months ended December 31, 2014 $

Fair value of warrants, beginning of the period	-	-
Issuance	739,190	-
Change in fair value of warrants during the period	(387,871)	-

Fair value of warrants, end of the period	351,319	-

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	December 31, 2015	December 31, 2014

Stock price	$0.73	-
Exercise Price	$1.44	-
Expected life	3.0 years	-
Expected volatility	67.85%	-
Risk – free interest rate	0.96%	-
Dividend rate	0.00%	-

Stock price	CAD$0.50
Exercise price	CAD$1.00
Risk-free interest rate (%)	1.09
Dividend yield (%)	-
Expected volatility (%)	67.85
Expected option life (years)	1.17

Schedule of Stockholder's Equity Note Warrants Or Rights Activity [Table Text Block]
	Number of warrants		Weighted Average Exercise Price
	CAD	US	CAD $	US $
Balance March 31, 2015	8,444,400	-	$1.00	-
Granted		1,750,831	-	2.06
Exercised	(14,400)	-	$1.00	-
Balance December 31, 2015	8,430,000	1,750,831	$1.00	2.06

			Warrants Outstanding
	Number of		Weighted Average Exercise Price
	warrants
Balance, March 31, 2013 and 2014	-		$-
Granted	8,444,400	$	CAD1.00
Balance, March 31, 2015	8,444,400	$	CAD1.00

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of warrants outstanding	Exercise Price	Expiry Date
8,430,000	CAD $1.00	May 30, 2016
452,032	US $3.00	April 30, 2018
167,731	US $3.00	June 26, 2018
18,978	US $2.15	June 26, 2020
62,878	US $3.00	July 17, 2018
7,545	US $2.15	July 17, 2020
1,041,667	US $1.44	November 10, 2018

		Grant date
Number of warrants outstanding	Exercise Price (CAD)	Fair value (CAD)	Expiry Date
7,620,000	$1.00	$0.0899	May 30, 2016
824,400	$1.00	$0.0899	May 30, 2016

Stock-Based Compensation Related to the Grant of Each of Employee and Non-Employee Options [Table Text Block]
Date of grant	Number	2015	2014	2013
		(restated) $	$	$

Employee options
April 1, 2013	930,031	-	247,075	-
October 30, 2013	2,300,000	50,303	560,082	-
June 19, 2014	1,970,000	165,996	-	-
July 14, 2014	75,000	74,190	-	-
December 8, 2014	100,000	43,229	-	-
December 8, 2014	400,000	135,564	-	-
March 16, 2015	100,000	41,987	-	-
	5,875,031	511,269	807,157	-
Options exercised	(3,230,031)	-	-	-
	2,645,000	511,269
Non-employee
options
June 19, 2014	1,800,000	1,158,822	-	-
July 14, 2014	25,000	24,730	-	-
December 8, 2014	450,000	646,055	-	-
	2,275,000	1,824,607	-	-

	4,920,000	2,340,876	807,157	-